RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Salaries and other short-term employee benefits	$ 1,668	$ 1,526	$ 876
Post-employment benefits	91	61	43
Share-based payments	1,611	661	468
Other long-term benefits	$ 54	$ 33	$ 26